Shareholder Report, Average Annual Return (Details)	12 Months Ended	25 Months Ended	40 Months Ended	60 Months Ended	90 Months Ended	91 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000198581 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	14.20%			11.28%		5.37%
C000132817 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	7.17%			5.63%			4.33%
C000139416 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	8.74%			13.63%			5.39%
C000236575 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.12%		5.68%
C000125661 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	4.93%			3.27%			2.58%
C000137261 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	8.16%			6.37%			4.71%
C000113876 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.70%			3.64%			2.75%
C000242839 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	22.53%	19.67%
C000132818 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	7.73%			7.69%			5.86%
C000189608 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	7.16%			3.00%	4.46%
MSCI All Country World Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	22.64%	24.62%		14.61%		11.51%
Bloomberg U S Universal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%		3.96%	0.28%	2.44%		2.29%
S And P Global Broad Market Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Broad Market Index (Net)
Average Annual Return, Percent	21.92%			14.03%			10.88%
S And P Total Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	20.90%			16.69%			14.03%
ICE BofA US Broad Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Average Annual Return, Percent	6.13%	7.05%		(0.26%)			1.91%
Bloomberg Roll Select Commodity Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Roll Select Commodity Total Return Index
Average Annual Return, Percent	14.65%			12.03%		5.95%
S And P GSCI Dynamic Roll USD Total Return Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P GSCI Dynamic Roll (USD) Total Return Index (Spliced)
Average Annual Return, Percent	9.10%			14.09%			4.01%
BlackRock Interest Rate Hedged U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BlackRock Interest Rate Hedged U.S. Aggregate Bond Index
Average Annual Return, Percent	6.00%		5.54%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%		3.33%
Markit iBoxx USD Liquid Investment Grade Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Markit iBoxx USD Liquid Investment Grade Index
Average Annual Return, Percent	6.73%			0.03%	3.27%		3.20%
BlackRock Interest Rate Hedged Corporate Bond Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BlackRock Interest Rate Hedged Corporate Bond Index (Spliced)
Average Annual Return, Percent	6.82%			5.41%			4.35%
ICE BofA 6 Month US Treasury Bill Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 6-Month US Treasury Bill Index (Spliced)
Average Annual Return, Percent	4.40%			3.08%			2.25%
BlackRock Interest Rate Hedged Long Term Corporate Bond Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BlackRock Interest Rate Hedged Long-Term Corporate Bond Index (Spliced)
Average Annual Return, Percent	8.07%			6.49%			4.73%
ICE BofA 10 Plus Year US Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 10+ Year US Corporate Index
Average Annual Return, Percent	6.03%			(1.57%)			3.40%
Bloomberg U S 1 3 Year Government Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
Average Annual Return, Percent	5.07%			1.84%			1.97%
BlackRock Inflation Hedged Corporate Bond Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BlackRock Inflation Hedged Corporate Bond Index (Spliced)
Average Annual Return, Percent	6.80%			3.70%	5.06%
ICE Clean Energy Transition Metals Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE Clean Energy Transition Metals Index
Average Annual Return, Percent	22.99%	20.31%
Markit iBoxx USD Liquid High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Markit iBoxx USD Liquid High Yield Index
Average Annual Return, Percent	8.26%			5.20%			5.38%
BlackRock Interest Rate Hedged High Yield Bond Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BlackRock Interest Rate Hedged High Yield Bond Index (Spliced)
Average Annual Return, Percent	7.15%			7.25%			5.82%